COST METHOD INVESTMENTS (Details)		1 Months Ended			12 Months Ended
		Nov. 30, 2015 CNY (¥)	Oct. 31, 2015 CNY (¥)	Aug. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($) Item	Dec. 31, 2015 CNY (¥) Item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
COST METHOD INVESTMENTS [Line Items]
Cost method investments					$ 3,695,946
Cash paid to acquire equity interest					4,015,032
Sino-German Know-How Education Investment Co., Ltd. [Member]
COST METHOD INVESTMENTS [Line Items]
Cost method investments	[1]				1,847,973
Cash paid to acquire equity interest | ¥			¥ 12,000,000
Equity interest acquired			2.86%
Juesheng.com [Member]
COST METHOD INVESTMENTS [Line Items]
Cost method investments	[2]				769,989
Cash paid to acquire equity interest | ¥		¥ 5,000,000
Equity interest acquired		0.50%
Mxsoft.com [Member]
COST METHOD INVESTMENTS [Line Items]
Cost method investments	[3]				615,991
Cash paid to acquire equity interest | ¥				¥ 4,000,000
Equity interest acquired				5.71%
Other cost method investments [Member]
COST METHOD INVESTMENTS [Line Items]
Cost method investments	[4]				$ 461,993
Cash paid to acquire equity interest | ¥						¥ 3,000,000
Number of Entities Accounted Using Cost Method | Item					2	2
Other cost method investments, one [Member]
COST METHOD INVESTMENTS [Line Items]
Equity interest acquired					1.43%	1.43%
Other cost method investments, two [Member]
COST METHOD INVESTMENTS [Line Items]
Equity interest acquired					0.74%	0.74%

[1]	In October 2015, the Company paid RMB12,000,000 in cash to acquire 2.86% of the total equity interest in Sino-German Know-How Education Investment Co., Ltd, which is engaged in provision of training for senior mechanic in vehicle maintenance and repair.
[2]	In November 2015, the Company paid RMB5,000,000 in cash to acquire 0.50% of the total equity interest of an online shopping platform providing education products.
[3]	In August 2015, the Company paid RMB4,000,000 in cash to acquire 5.71% of the total equity interest in Mxsoft.com, which provides IT environment management and monitoring solution to customers.
[4]	As of December 31, 2015, the Company paid RMB3,000,000 in cash to acquire 1.43% and 0.74% equity interest in two other entities which were accounted for under cost method.